UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	Decembre 31, 1999
Check here if Amendment [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive
		Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required item, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne		Beverly Hills, CA		February 7, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMNINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	87

Form 13F Information Table Value Total:	$152,224

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AMR Corp                       COM              001765106      523     7800 SH       SOLE                     7800
AON Corporation                COM              037389103      376     9408 SH       SOLE                     9408
AT&T                           COM              001957109      396     7792 SH       SOLE                     7792
AXA Financial (frmly Equitable COM              29444G107     1459    42900 SH       SOLE                    42900
Aegon N V-ADR                  COM              007924103      255     2675 SH       SOLE                     2675
America Online                 COM              02364j104     2276    30000 SH       SOLE                    30000
American General Corp          COM              026351106     1801    23732 SH       SOLE                    23732
American Intl Group            COM              026874107      205     1894 SH       SOLE                     1894
Apple Computers Inc            COM              037833100     2735    26600 SH       SOLE                    26600
BP Amoco PLC Spons ADR         COM              055622104      691    11642 SH       SOLE                    11642
Bank of America (New)          COM              06605F102      273     5431 SH       SOLE                     5431
Barnes & Noble Inc             COM              067774109      619    30000 SH       SOLE                    30000
BellSouth Corp                 COM              079860102     1192    25464 SH       SOLE                    25464
Berkshire Hathaway Cl B        COM              084670207      554      303 SH       SOLE                      303
Boeing Co                      COM              097023105     1528    36880 SH       SOLE                    36880
Bristol Myers                  COM              110122108     5887    91716 SH       SOLE                    91716
Cendant Corp.                  COM              151313103     1945    73214 SH       SOLE                    73214
Chase Manhattan Bank (New)     COM              16161A108     1794    23094 SH       SOLE                    23094
Cheung Kong Holding            COM              166744201      381    30000 SH       SOLE                    30000
Chevron Corp                   COM              166751107     2005    23144 SH       SOLE                    23144
Circuit City Stores - Circuit  COM              172737108      406     9000 SH       SOLE                     9000
Cisco Systems Inc              COM              17275R102     2692    25125 SH       SOLE                    25125
CitiGroup Inc.                 COM              13218P105     3435    61678 SH       SOLE                    61678
Clear Channel Communications,  COM              184502102      482     5400 SH       SOLE                     5400
Coca-Cola Co                   COM              191216100     2731    46887 SH       SOLE                    46887
Dell Computer Corp.            COM              247025109     1193    23400 SH       SOLE                    23400
Delta Airlines                 COM              247361108      366     7356 SH       SOLE                     7356
Donaldson, Lufkin & Jenrette,  COM              257661108     1935    40000 SH       SOLE                    40000
Exxon Mobil Corporation        COM              302290101     4359    54107 SH       SOLE                    54107
Federal Home Loan              COM              313400301     7434   157964 SH       SOLE                   157964
Federal National Mortage Assn  COM              313586109      908    14542 SH       SOLE                    14542
Federated Department Stores In COM              31410H101     1305    25813 SH       SOLE                    25813
First Union Real Estate        COM              337400105      427    89880 SH       SOLE                    89880
FleetBoston Financial Corp.    COM              338915101     1248    35852 SH       SOLE                    35852
Ford Motor Cp DE               COM              345370100     1354    25392 SH       SOLE                    25392
Freeport McMoran Copper & Gold COM              35671D857      378    17904 SH       SOLE                    17904
Gemstar International Group Lt COM                             285     4000 SH       SOLE                     4000
General Electric               COM              369604103    11580    74828 SH       SOLE                    74828
General Motors Class H New     COM              370442832     1173    12218 SH       SOLE                    12218
Gillette Company               COM              375766102      951    23088 SH       SOLE                    23088
Globalstar Telecommunications  COM              3930H1047     1672    38000 SH       SOLE                    38000
Heinz (H.J.)                   COM              423074103      382     9600 SH       SOLE                     9600
Hewlett Packard Co             COM              428236103     4086    35920 SH       SOLE                    35920
High Yield Plus Fund           COM              429906100       61    10000 SH       SOLE                    10000
Icos Corp New                  COM              449295104      234     8000 SH       SOLE                     8000
Intel Corp                     COM              458140100     5533    67220 SH       SOLE                    67220
International Business Machine COM              459200101     6343    58804 SH       SOLE                    58804
Jackpot Enterprises Inc        COM                             125    15000 SH       SOLE                    15000
Johnson & Johnson              COM              478160104     1769    18972 SH       SOLE                    18972
Kimberly-Clark                 COM              494368103     2700    41260 SH       SOLE                    41260
Loews Cos.                     COM              540424108     3535    58256 SH       SOLE                    58256
Loral Space & Communications L COM              G56462107      486    20000 SH       SOLE                    20000
Lucent Technologies, Inc. (AT& COM              549463107      897    11964 SH       SOLE                    11964
MCI Worldcom Inc GA            COM              55268B106     1086    20475 SH       SOLE                    20475
May Department Stores Comp     COM              577778103     4992   154793 SH       SOLE                   154793
McDonald's Corp                COM              580135101     1296    32160 SH       SOLE                    32160
Mead Corp Com                  COM              582834107      317     7300 SH       SOLE                     7300
Meadowbrook Golf Inc           COM              583195102      492   562050 SH       SOLE                   562050
Merck & Co.                    COM              589331107     8996   133900 SH       SOLE                   133900
Microsoft Corp                 COM              594918104      442     3790 SH       SOLE                     3790
Motorola Inc.                  COM              620076109     1838    12484 SH       SOLE                    12484
Mueller Industries Inc         COM              624756102     1196    33000 SH       SOLE                    33000
NTL Inc.                       COM              629407107      468     3750 SH       SOLE                     3750
Park Place Entertainment Corp( COM              700690100      419    33488 SH       SOLE                    33488
Payless Shoesource Inc         COM              704379106      966    20549 SH       SOLE                    20549
PepsiCo                        COM              713448108     1005    28500 SH       SOLE                    28500
Pfizer, Inc.                   COM              717081103     3060    94340 SH       SOLE                    94340
Philip Morris Companies        COM              718154107     1541    66980 SH       SOLE                    66980
Providian Corp                 COM              74406A102      410     4500 SH       SOLE                     4500
Reuters Group PLC Spons ADR    COM              76132m102      712     8809 SH       SOLE                     8809
Royal Dutch Petroleum NV ADR   COM              780257804     1973    32572 SH       SOLE                    32572
SBC Communications Inc         COM              78387G103      829    17008 SH       SOLE                    17008
Singapore Airlines             COM              870794302     1225   108000 SH       SOLE                   108000
Sun Microsystems               COM              866810104     2416    31200 SH       SOLE                    31200
Swire Pacific Ltd Spons ADR Rp COM              870794302      177    30000 SH       SOLE                    30000
Texaco Inc                     COM              881694103     2410    44370 SH       SOLE                    44370
Time Warner                    COM              887315109     2028    28050 SH       SOLE                    28050
Tommy Hilfiger Corp            COM              G8915Z102      449    19200 SH       SOLE                    19200
U.S. Bancorp (Formerly First B COM              902973106     3121   131067 SH       SOLE                   131067
USA Networks Inc (formerly HSN COM              902984103      564    10200 SH       SOLE                    10200
Univision                      COM              914906102     1022    10000 SH       SOLE                    10000
Viacom Inc Cl B                COM              925524308     2780    46000 SH       SOLE                    46000
WalMart Stores                 COM              931142103      353     5100 SH       SOLE                     5100
Walt Disney Co.                COM              254687106     1421    48568 SH       SOLE                    48568
Warner Lambert Co Com          COM              934488107      885    10800 SH       SOLE                    10800
News Corp Ltd ADR Voting Shs P PRD              652487802     1575    47117 SH       SOLE                    47117